Deferred Revenue (Details Textual) (CAD)			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011 Deferred Bonus [Member]	Sep. 30, 2013 Deferred Bonus [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, signing bonus	3,918,000	4,917,000		7,000,000
Deferred revenue recognition period			7 years